Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (5,952,875)	$ (16,322,779)	$ (12,797,797)
Discontinued operations, net of tax	(5,481,757)	7,900,662	4,888,946
Net loss from continuing operations	(11,434,632)	(8,422,117)	(7,908,851)
Adjustments for:
Depreciation of property and equipment	166,342	96,452	128,283
Amortization of patents and licenses (Note 8)	61,671	56,792	53,969
Amortization of debt issuance cost (Note 12)	372,340
Amortization of right of use asset (Note 9)	15,683
Impairment loss	1,764,459
Accretion of debt discount on convertible debentures (Note 12)	280,829
Stock-based compensation	2,888,141	3,602,879	2,958,358
Income tax recovery	(292,740)
Total adjustments to reconcile profit (loss)	(6,177,907)	(4,665,994)	(4,768,241)
Net change in non-cash working capital accounts:
Prepaid and other current assets (Note 5)	(685,667)	(75,855)	78,011
Accounts payable and accrued liabilities	420,457	244,054	(544,809)
Cash flows from operating activities, continuing operations	(6,443,117)	(4,497,795)	(5,235,039)
Cash flows from operating activities, discontinued operations	(2,951,104)	(4,790,793)	(3,928,651)
Net cash flows from (used in) operating activities	(9,394,221)	(9,288,588)	(9,163,690)
INVESTING ACTIVITIES
Purchase of property and equipment (Note 7)	(445,678)		(57,023)
Purchase of patents and licenses (Note 8)	(65,806)	(67,608)	(41,728)
Proceeds from the sale of short-term investments			589,275
Cash flows from investing activities, continuing operations	(511,484)	(67,608)	490,524
Cash flow from investing activities, discontinued operations	5,908,623	(3,467,992)	(931,589)
Net cash flows from (used in) investing activities	5,397,139	(3,535,600)	(441,065)
FINANCING ACTIVITIES
Proceeds from convertible debentures, net of issue costs paid in cash (Note 12)	3,352,849
Proceeds from loan payable and promissory note (Note 12)	4,000,000
Repayment of loan payable and promissory note (Note 12)	(4,000,000)
Issue of common shares for cash, net of issue costs (Note 13)	60,028	10,648,003	123,528
Lease payments, lease liability	(19,162)
Cash flows from financing activities, continuing operations	3,393,715	10,648,003	123,528
Cash flow from financing activities, discontinued operations	(258,460)
Net cash flows from (used in) financing activities	3,135,255	10,648,003	123,528
Effect of exchange rate on cash, continuing operations	(263,902)	(256,915)	144,761
Effect of exchange rate on cash, discontinued operations	(14,010)	26,490	(65,338)
Effect of exchange rate on cash	(277,912)	(230,425)	79,423
Net change in cash and cash equivalents, continuing operations	(3,824,788)	5,825,685	(4,476,226)
Net change in cash and cash equivalents, discontinued operations	2,685,049	(8,232,295)	(4,925,578)
Cash and cash equivalents, beginning of year	2,567,868	4,974,478	14,376,282
Cash and cash equivalents, end of year	1,428,129	2,567,868	4,974,478
Purchase of property and equipment financed through accounts payable		$ 250,160